BUSINESS COMBINATIONS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2013 Diekmann GMBH & Co. KG [Member]	Jun. 30, 2013 GrassRoots Biotechnology, Inc. [Member]	Mar. 31, 2013 Rosetta Green Ltd. [Member]	Jan. 31, 2013 Agradis, Inc. [Member]	Jun. 30, 2012 Precision Planting [Member]	Sep. 30, 2011 Beeologics [Member]	Feb. 28, 2011 Divergence [Member]	Dec. 31, 2010 Pannon Seeds [Member]
Business Acquisition [Line Items]
Transaction cost				$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Acquiree percentage					100.00%			100.00%	100.00%	100.00%	100.00%
Cash paid, net of cash acquired	165	322	99		15			209	113	71	28
Acquisition cost				30		35	85
Fair Value of Acquisition				30	15	35	85	255	113	71	32
Contingent consideration								39
Maximum target contingent consideration								40
Liabilities assumed											$ 4